Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	157,949,653.98	15,008
Yield Supplement Overcollateralization Amount 03/31/23	2,356,363.87	0
Receivables Balance 03/31/23	160,306,017.85	15,008
Principal Payments	9,160,535.87	490
Defaulted Receivables	157,012.71	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	2,137,802.78	0
Pool Balance at 04/30/23	148,850,666.49	14,506

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.41%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,393,100.25	161
Past Due 61-90 days	587,861.10	39
Past Due 91-120 days	84,278.35	7
Past Due 121+ days	0.00	0
Total	3,065,239.70	207

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	169,251.27
Aggregate Net Losses/(Gains) - April 2023	(12,238.56)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.09%
Prior Net Losses/(Gains) Ratio	-0.03%
Second Prior Net Losses/(Gains) Ratio	0.56%
Third Prior Net Losses/(Gains) Ratio	-0.17%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.80%
Weighted Average Contract Rate, Yield Adjusted	6.24%
Weighted Average Remaining Term	25.02

Flow of Funds	$ Amount
Collections	9,942,353.34
Investment Earnings on Cash Accounts	11,854.43
Servicing Fee	(133,588.35)
Transfer to Collection Account	-
Available Funds	9,820,619.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	174,469.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	3,699,306.64
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	455,362.81

Total Distributions of Available Funds	9,820,619.42

Servicing Fee	133,588.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	152,549,973.13
Principal Paid	9,098,987.49
Note Balance @ 05/15/23	143,450,985.64

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2a
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2b
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-3
Note Balance @ 04/17/23	23,649,973.13
Principal Paid	9,098,987.49
Note Balance @ 05/15/23	14,550,985.64
Note Factor @ 05/15/23	4.3207488%

Class A-4
Note Balance @ 04/17/23	80,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	80,300,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	32,400,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	32,400,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	16,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	16,200,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	266,269.12
Total Principal Paid	9,098,987.49
Total Paid	9,365,256.61

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	38,628.29
Principal Paid	9,098,987.49
Total Paid to A-3 Holders	9,137,615.78

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2471795
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.4466525
Total Distribution Amount	8.6938320

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1147023
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.0184027
Total A-3 Distribution Amount	27.1331050

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	406.56
Noteholders' Principal Distributable Amount	593.44

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	2,699,840.43
Investment Earnings	10,442.80
Investment Earnings Paid	(10,442.80)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$555,367.94	$475,159.43	$581,266.15
Number of Extensions	40	36	37
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.28%	0.32%